COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain premises under various operating leases.

Future minimum lease payments under such operating leases are as follows:

Year ending
December 31,

2018	$2,009
2019	612
2020	289
2021	13
$2,923

Rent expense for the years ended December 31, 2017, 2016 and 2015 is $4,662, $3,900, and $3,409 respectively.

Letters of Credit and Guarantees

As of December 31, 2017 and 2016, the Company has approximately $233 in outstanding letters of credit. Such letters of credit are being secured by the same amounts in restricted cash with a commercial bank (see Note 2).

As of December 31, 2017 and 2016 the Company has €2,465 and €2,289 ($2,952 and $2,415 as of December 31, 2017 and 2016 respectively) in outstanding guarantees on its lines of credit arrangement in Europe (see Note 7).

Legal Proceedings

September 11, 2001 Terrorist Attacks

As a result of the September 11, 2001 terrorist attacks, numerous lawsuits charging the Company with wrongful death and/or property damage were commenced in the United States District Court, Southern District of New York (the “Court”), resulting from certain airport security services provided by the Company for United Flight 175 out of Logan Airport in Boston, Massachusetts.

As of December 31, 2017 all the cases have been settled or dismissed at no cost to the Company because the payments were covered by the Company’s insurance.  The Court approved the settlements.

Claims by former employees

The Company is subject to wrongful termination claims made by certain former employees of one of its European subsidiaries. The aggregate amount of such claims is approximately $807.  In February 2018 the court has ruled in those cases in favor of the Company.

Minimum wage increase

In August 2015, the Company was informed about a court decision, which approved an increase to the minimum wage for the city of SeaTac, Washington (location of Seattle Airport). The increase to the minimum wage was originally approved by a vote in King County, Washington in 2013 (to be effective January 1, 2014). However, a court ruled that SeaTac employees were excluded from this increase because the airport was under the jurisdiction of the Port of Seattle and not the city of SeaTac. In August 2015, this decision was overturned by the State Supreme Court and accordingly, the Company is required to increase the minimum wage of its employees at the SeaTac Airport according to the court decision, effective January 1, 2014. At December 31, 2016 the Company has estimated that it has a liability of approximately $3,600 for back wages (inclusive of interest amounting to approximately $600) and has recorded an accrual for this liability.

A class action lawsuit was filed against the Company in the United States District Court for the Western District of Washington, Seattle, by an employee of the Company. The employee alleges the Company failed to pay the proper minimum wage in violation of the City of SeaTac Municipal Code.

Additional two lawsuits were filed against the Company in the District Court for the Southern District of Texas, Houston Division and in the Superior Court of Washington, King County, on the same subject.

During the year ended December 31, 2017 the three legal disputes for back wages due to the SeaTac, WA Minimum Wage ordinance were settled in the courts and the Company paid out approximately $1,933. As of  December 31, 2017, the Company has an accrued amount of approximately $1,628 (inclusive of interest amounting to approximately $307) for the reminder of the settlement. Approximately $1,128 (including interest) of this amount is included in accrued expenses and other current liabilities (see note 8) and is due in 2018. The additional $500 (including interest) is shown as a long term liability in other liabilities since payment is due in 2019.

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations of the subsidiary are sold in the future, the third party agent is entitled to a payment of €2,000 ($2,395 as of December 31, 2017).

In June 2015, the Agency agreement was amended. As part of the changes, in the event that the Company’s operations in that country are sold, the third party agent is entitled to a payment of €3,000 ($3,593 as of December 31, 2017) instead of €2,000 ($2,395 as of December 31, 2017).